Income Tax Benefit (Details)	12 Months Ended
Dec. 31, 2025
Taiwan [Member]
Income Tax Benefit [Line Items]
Applicable tax rate	20.00%
Japan [Member]
Income Tax Benefit [Line Items]
Applicable tax rate	34.59%
Hong Kong [Member]
Income Tax Benefit [Line Items]
Applicable tax rate	16.50%
Cayman [Member]
Income Tax Benefit [Line Items]
Applicable tax rate	0.00%